Segment Information - Additional Information (Detail) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) Segment	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)
Number of operating segment | Segment			1		1
Revenue	$ 20,419	$ 14,174	$ 40,539	$ 31,875	$ 71,851	$ 72,549
US [Member]
Revenue	$ 9,800	$ 6,100	$ 19,400	$ 14,800	$ 35,100	$ 44,900